Note 21 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 583,437	$ 728,762
Interest to be accrued (*)	14,326	27,046	[1]
Total	597,763	755,808
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	535,133	682,329
Interest to be accrued (*)	10,510	26,153	[1]
Total	545,643	708,482
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	46,804	41,933
Interest to be accrued (*)	3,533	821	[1]
Total	50,337	42,754
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,500	3,000
Interest to be accrued (*)	283	64	[1]
Total	1,783	3,064
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,500
Interest to be accrued (*)		8	[1]
Total		1,508
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	583,437	728,762
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	535,133	682,329
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	46,804	41,933
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,500	3,000
Other borrowings [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 1,500

[1]	Includes the effect of hedge accounting.